STROOCK & STROOCK & LAVAN LLP
180 Maiden Lane
New York, New York  10038

December 7, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Karen L. Rossotto

Re:           BNY Mellon Funds Trust
(Registration Nos: 333-34844 and 811-9903)

Ladies and Gentlemen:

On behalf of BNY Mellon Funds Trust (the "Trust"), transmitted for filing with the Securities and Exchange Commission (the "Commission") under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 38 (the "Amendment") to the Trust's Registration Statement (the "Registration Statement") on Form N-1A registering Class M shares and Investor shares of a new series of the Trust – BNY Mellon International Equity Income Fund (the "Fund").

The Amendment is marked to show changes made in response to comments of the Commission's staff (the "Staff") on Amendment No. 35 to the Registration Statement filed on September 30, 2011 that were provided to the undersigned by Karen L. Rossotto of the Staff via telephone on November 18, 2011 and November 22, 2011.  The Amendment also includes certain other non-material and conforming changes.

For the convenience of the Staff and for completeness purposes, the Staff's comments have been restated below, and the Fund's response is set out immediately following each comment.  Capitalized terms used but not defined herein have the meanings assigned to them in the Amendment.

COMMENTS TO AMENDMENT NO. 35

Prospectus—Summary Section

—Table of Contents

1.	Staff Comment: Please delete the two paragraphs of text below the sentence that states the Fund is offering Class M shares and Investor shares in the prospectus.

Response: The two noted paragraphs have been deleted.

—Investment Objective

2.
Staff Comment:  The Staff notes that the Fund's name includes the word "Income" and requests that the Fund revise its investment objective to state that the Fund seeks income, with capital appreciation as a secondary objective.

Response:  It is respectfully requested that the comment be waived.  The Fund invests in equity securities, focusing on dividend-paying stocks.  The Fund believes that its name, which also includes the word "Equity", appropriately reflects its goal of total return (consisting of capital appreciation and income) and its investment strategy.

—Principal Investment Strategies

3.	Staff Comment: Please add the phrase "plus any borrowings for investment purposes" after the words "net assets" in the first sentence.

Response:  The phrase has been added.

4.	Staff Comment: Please disclose that the Fund may invest in the stocks of companies of any market capitalization.

Response:  The requested disclosure has been added.

—Principal Investment Risks

5.	Staff Comment: Please add small and midsize company risk disclosure.

Response:  The requested disclosure has been added.

—Portfolio Management

6.	Staff Comment: Please provide the portfolio managers disclosure in tabular form.

Response:  It is respectfully requested that the comment be waived.  The Trust does not use a tabular format for the portfolio managers disclosure in the summary prospectuses of its 25 other series.

—Purchase and Sale of Fund Shares

7.	Staff Comment: Please add brief disclosure that conforms to Form N-1A as to how shares may be redeemed.

Response:  The noted disclosure has been revised in a manner believed responsive to the Staff's comment, given the manner in which the Fund's shares are offered primarily to BNY Mellon Wealth Management clients.

Prospectus—Fund Details Section

—Goal and Approach

8.	Staff Comment: Please add the phrase "plus any borrowings for investment purposes" after the words "net assets" in the third sentence.

Response:  The phrase has been added.

9.
Staff Comment:  Please disclose whether investing in the equity securities listed in the first paragraph and engaging in derivatives as described in the fourth paragraph are part of the Fund's principal investment strategy.

Response:  The disclosure has been revised to state the Fund invests primarily in common stocks and that engaging in derivatives is not part of the Fund's principal investment strategy.

—Management

10.	Staff Comment: Please disclose that a discussion regarding the basis for the board's approving the Fund's investment advisory agreement will be available in the Fund's shareholder report.

Response:  The disclosure has been added.

Prospectus—Shareholder Guide Section

—Buying, Selling and Exchanging Shares

11.	Staff Comment: Please disclose that Investor shares are subject to an ongoing shareholder services fee for shareholder account service and maintenance.

Response:  The disclosure has been added.

12.
Staff Comment:  Please revise the last sentence in the sixth paragraph under "Buying Shares" to state that foreign securities held by the Fund may trade on days when the Fund does not calculate its NAV and thus may affect the Fund's NAV on days when investors will not be able to purchase or sell (redeem) Fund shares.

Response:  The noted sentence has been revised as requested.

Statement of Additional Information

—The Fund's Investments, Related Risks and Limitations—Certain Portfolio Securities

13.	Staff Comment: Please disclose under "Money Market Instruments" that during periods when the Fund has adopted a temporary defensive position, the Fund may not achieve its investment objective.

Response:  The requested disclosure has been added.

—The Fund's Investments, Related Risks and Limitations—Investment Techniques

14.	Staff Comment: Please add the phrase "less all liabilities other than borrowings" at the end of the first sentence under "Borrowing Money".

Response:  The phrase has been added.

15.	Staff Comment: Please revise the last sentence under "Borrowing Money" to state that entering into reverse repurchase agreements are "subject to the restrictions described below".

Response:  The sentence has been revised as requested.

—The Fund's Investments, Related Risks and Limitations—Investment Restrictions

16.
Staff Comment:  Please revise the disclosure to indicate that the Fund must take steps to reduce borrowings within three days (not including Sundays and holidays), if borrowings exceed 33-1/3% of the value of the Fund's total assets as a result of changes in values or assets.

Response:  The disclosure has been revised as requested.

17.
Staff Comment:  Please disclose that industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry."

Response:  The requested disclosure has been added.

—Management of the Trust and Fund

18.	Staff Comment: Please disclose the number of funds in the BNY Mellon Fund Complex overseen by each Trustee.

Response:  The requested disclosure has been added.

—Management Arrangements—Distributor

19.	Staff Comment: Please disclose that the Distributor is the Fund's principal underwriter.

Response:  The requested disclosure has been added.

*     *     *     *     *     *     *     *

We hope the Staff finds the revisions in the Amendment responsive to the Staff's comments.  Should members of the Staff have any questions or comments regarding the Amendment, they should call the undersigned at 212.806.6138.

Very truly yours,

/s/ David Stephens
David Stephens

December 7, 2011

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	BNY Mellon Funds Trust BNY Mellon International Equity Income Fund File Nos. 333-34844; 811-09903 Post-Effective Amendment No. 38 to Registration Statement on Form N-1A

Ladies and Gentlemen:

We have acted as counsel to BNY Mellon Funds Trust (the “Fund”) in connection with the preparation of Post-Effective Amendment No. 38 to the Fund’s Registration Statement on Form N-1A (the “Amendment”).  In this capacity, we have reviewed the disclosure that we understand will be contained in the Amendment when it is filed with the U.S. Securities and Exchange Commission.

Pursuant to paragraph (b)(4) of Rule 485 under the Securities Act of 1933, we represent that, based on our review and our assessment of the disclosure changes being effected by the Amendment, the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Very truly yours,

/s/ K&L Gates LLP